UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O'Sullivan
Title:  Compliance Officer
Phone:  44 20 7711 0771

Signature, Place and Date of Signing:

/s/ P.R. O'Sullivan, London, England, August 8, 2001
    ------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total:   214410

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adams Express Company          Common           006212104     1748    97482  SH      SOLE                    97482
Argentina Fund                 Common           040112104      277    23300  SH      SOLE                    23300
Asia Pacific Fund Inc          Common           044901106    11956  1438795  SH      SOLE                  1438795
Asia Tigers Fund Inc           Common           04516T105    14936  2186790  SH      SOLE                  2186790
Austria Fund                   Common           052587102      130    21100  SH      SOLE                    21100
Bergstrom Capital Corp         Common           084093103      363     2000  SH      SOLE                     2000
Berkshire Hathaway Inc.        Common           084670207      230      100  SH      SOLE                      100
Blue Chip Value Fund Inc.      Common           095333100      173    21400  SH      SOLE                    21400
Brazil Fund Inc                Common           105759104    26303  1740800  SH      SOLE                  1740800
Brazilian Equity Fund Inc.     Common           105884100     3655   769400  SH      SOLE                   769400
Central European Equity Fund   Common           153436100      436    38221  SH      SOLE                    38221
Central Securities Corp.       Common           155123102     1845    62588  SH      SOLE                    62588
Chile Fund Inc                 Common           168834109      458    48100  SH      SOLE                    48100
China Fund Inc.                Common           169373107    11364   855100  SH      SOLE                   855100
Cornerstone Strategic Return F Common           21923Y105      593    68700  SH      SOLE                    68700
Cornerstone Strategic Value Fu Common           21924B104      413    50000  SH      SOLE                    50000
Diamond Trust Series           Common           252787106     2106    20000  SH      SOLE                    20000
Emerging Markets Telecom       Common           290890102      667    82200  SH      SOLE                    82200
European Warrant Fund          Common           298792102      139    22158  SH      SOLE                    22158
First Philippine Fund          Common           336100102       98    30900  SH      SOLE                    30900
France Growth Fund             Common           35177K108      445    53508  SH      SOLE                    53508
Greater China Fund             Common           39167B102     7032   658400  SH      SOLE                   658400
India Fund, Inc.               Common           454089103    30237  2927150  SH      SOLE                  2927150
India Growth Fund, Inc.        Common           454090101     7038   837839  SH      SOLE                   837839
Invesco Global Health Sciences Common           46128N109     2304   153500  SH      SOLE                   153500
Ishares MSCI Brazil            Common           464286400     3383   233300  SH      SOLE                   233300
Ishares MSCI Canada            Common           464286509      331    28870  SH      SOLE                    28870
Ishares MSCI France            Common           464286707      302    15100  SH      SOLE                    15100
Ishares MSCI Italy             Common           464286855        5      300  SH      SOLE                      300
Ishares MSCI Korea             Common           464286772      262    18400  SH      SOLE                    18400
Ishares MSCI Taiwan            Common           464286731     2956   281500  SH      SOLE                   281500
Ishares MSCI United Kingdom    Common           464286699      158    10000  SH      SOLE                    10000
Japan Equity Fund Inc.         Common           471057109      417    68100  SH      SOLE                    68100
Jardine Fleming India Fund, In Common           471112102     9075  1169457  SH      SOLE                  1169457
JF China Regional              Common           471110106     2330   299099  SH      SOLE                   299099
John Hancock Bank & Thrift Opp Common           409735107     1061   119700  SH      SOLE                   119700
John Hancock Financial Trends. Common           41014X105      623    40619  SH      SOLE                    40619
Korea Equity Fund, Inc         Common           50063B104     1813   604300  SH      SOLE                   604300
Korea Fund, Inc                Common           500634100     4934   468991  SH      SOLE                   468991
Korean Investment Fund, inc    Common           500637103     8150  1293700  SH      SOLE                  1293700
Latin American Discovery Fund, Common           51828C106       56     5400  SH      SOLE                     5400
Latin American Equity          Common           51827Q106      760    56900  SH      SOLE                    56900
Leucadia National Corp.,       Common           527288104      277     8500  SH      SOLE                     8500
Liberty All-Star Growth Fund,  Common           529900102     1036   108090  SH      SOLE                   108090
Malaysia Fund                  Common           560905101     1301   373900  SH      SOLE                   373900
MSDW Africa Investment Fund, I Common           617444104     5098   627082  SH      SOLE                   627082
MSDW Asia Pacific Fund, Inc.   Common           61744U106      751    88666  SH      SOLE                    88666
MSDW Emerging Markets Fund     Common           61744G107     1428   161700  SH      SOLE                   161700
NASDAQ 100 Shares              Common           631100104     2531    55000  SH      SOLE                    55000
New Germany Fund, Inc.         Common           644465106     1076   152436  SH      SOLE                   152436
New Ireland Fund, Inc          Common           462710104      421    32800  SH      SOLE                    32800
Petroleum & Resources Fund     Common           716549100        3      100  SH      SOLE                      100
Royce Micro-Cap Trust          Common           780915104      474    45300  SH      SOLE                    45300
Royce Value Trust              Common           780910105     1375    85000  SH      SOLE                    85000
Scudder New Asia Fund, Inc.    Common           811183102      365    39500  SH      SOLE                    39500
Southern Africa Fund, Inc.     Common           842157109     4243   380169  SH      SOLE                   380169
Standard & Poor 500 Depository Common           78462F103     3614    29300  SH      SOLE                    29300
Swiss Helvetia Fund            Common           870875101     1426   122300  SH      SOLE                   122300
T. Rowe Price Foreign Equity F Common           457759108     3404   234621  SH      SOLE                   234621
T. Rowe Price Japan Fund       Common           77956H708     1205   150855  SH      SOLE                   150855
Templeton China World Fund, In Common           88018X102     7000   747100  SH      SOLE                   747100
Templeton Dragon Fund          Common           88018T101     4540   515300  SH      SOLE                   515300
Templeton Vietnam & Southeast  Common           88022J107     1549   233600  SH      SOLE                   233600
Thai Capital Fund Inc.         Common           882905102      119    76500  SH      SOLE                    76500
Tri-Continental Corp.          Common           895436103     2308   106007  SH      SOLE                   106007
Turkish Investment Fund, Inc.  Common           900145103     7304  1231700  SH      SOLE                  1231700
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